13. Gain (Loss) on Extinguishment of Debt (Tables)	12 Months Ended
Dec. 31, 2014
Gain Loss On Extinguishment Of Debt
Gain (loss) on extinguishment of debt
	2014	2013
Notes payable settlement agreements	$952,400	$–
Conversions of notes payable	(33,594)	(382,976)
Assignment of Asher note payable	(9,948)	–
Settlement of accounts payable to legal counsel	142,876	–
	$1,051,734	$(382,976)